UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2020

Date of reporting period:  September 30, 2019

Item 1. Schedules of Investments.

Vert Global Sustainable Real Estate Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
REITS - 99.1%
Diversified REITs - 10.7%
Activia Properties, Inc. (b)	34	$173,690
American Assets Trust, Inc.	2,397	112,036
Cofinimmo SA (b)	1,197	168,564
Covivio (b)	2,317	245,234
Empire State Realty Trust, Inc.	3,502	49,974
Gecina SA (b)	2,324	365,154
GPT Group (b)	92,685	385,422
Growthpoint Properties Australia Ltd. (b)	13,501	39,377
Hulic Reit, Inc. (b)	45	82,738
ICADE (b)	1,385	123,862
Kenedix Office Investment Corp. (b)	21	165,937
Land Securities Group PLC (b)	32,444	341,700
LondonMetric Property PLC (b)	34,054	91,027
Mirvac Group (b)	187,181	386,691
Morguard Real Estate Investment Trust	500	4,431
NIPPON REIT Investment Corp. (b)	14	58,460
Nomura Real Estate Master Fund, Inc. (b)	196	354,013
Premier Investment Corp. (b)	48	70,470
Redefine Properties Ltd. (b)	255,457	132,072
Schroder Real Estate Investment Trust Ltd. (b)	45,940	31,293
Sekisui House Reit, Inc. (b)	183	164,166
Stockland (b)	113,451	348,486
Tokyu REIT, Inc. (b)	39	74,212
Washington Real Estate Investment Trust	3,609	98,742
		4,067,751
Health Care REITs - 10.2%
HCP, Inc.	23,469	836,200
Ventas, Inc.	17,805	1,300,299
Welltower, Inc.	19,078	1,729,421
		3,865,920
Hotel & Resort REITs - 2.3%
DiamondRock Hospitality Co.	9,789	100,337
Hersha Hospitality Trust	1,877	27,930
Host Hotels & Resorts, Inc.	34,267	592,477
Pebblebrook Hotel Trust	5,870	163,303
		884,047
Industrial REITs - 8.0%
Frasers Logistics & Industrial Trust (b)	88,000	78,951
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,492	101,792
Industrial & Infrastructure Fund Investment Corp. (b)	76	109,189
Nippon Prologis REIT, Inc. (b)	96	263,241
Cibanco SA (b)	40,673	62,533
Banco Actinver SA (b)	14,200	29,646
Prologis, Inc.	21,721	1,851,064
Segro PLC (b)	52,850	526,882
		3,023,298

Office REITs - 19.2%
Alexandria Real Estate Equities, Inc.	5,575	858,773
Allied Properties Real Estate Investment Trust (b)	900	36,391
Alstria office REIT-AG (b)	6,440	110,484
Befimmo SA (b)	790	48,578
Boston Properties, Inc.	7,387	957,798
Brandywine Realty Trust	8,699	131,790
CapitaLand Commercial Trust (b)	126,800	189,994
Columbia Property Trust, Inc.	5,467	115,627
Corporate Office Properties Trust	5,031	149,823
Cousins Properties, Inc.	6,671	250,763
Cromwell Property Group (b)	72,417	62,093
Derwent London PLC (b)	4,637	192,273
Dexus (b)	54,768	441,142
Douglas Emmett, Inc.	7,817	334,802
Dream Office Real Estate Investment Trust (b)	900	20,115
Equity Commonwealth	5,438	186,252
Franklin Street Properties Corp.	4,673	39,534
Great Portland Estates PLC (b)	11,179	103,088
Hudson Pacific Properties, Inc.	6,711	224,550
Ichigo Office REIT Investment (b)	28	29,133
Japan Excellent, Inc. (b)	56	91,422
Japan Prime Realty Investment Corp. (b)	38	180,337
JBG SMITH Properties	3,480	136,451
Keppel REIT (b)	83,500	76,118
Kilroy Realty Corp.	4,741	369,277
Manulife US Real Estate Investment Trust (b)	63,600	56,604
McKay Securities PLC (b)	283	780
MCUBS MidCity Investment Corp. (b)	83	91,234
Mori Hills REIT Investment Corp. (b)	75	119,094
Nippon Building Fund, Inc. (b)	67	514,771
Office Properties Income Trust	2,667	81,717
Paramount Group, Inc.	7,402	98,817
Piedmont Office Realty Trust, Inc.	5,763	120,331
SL Green Realty Corp.	3,704	302,802
Vornado Realty Trust	8,063	513,371
Workspace Group PLC (b)	5,601	66,284
		7,302,413
Residential REITs - 12.4%
Advance Residence Investment Corp. (b)	57	187,201
AvalonBay Communities, Inc.	6,674	1,437,112
Equity LifeStyle Properties, Inc.	4,061	542,550
Equity Residential	17,483	1,508,084
Kenedix Residential Next Investment Corp. (b)	44	86,759
NexPoint Residential Trust, Inc.	427	19,966
Nippon Accommodations Fund, Inc. (b)	22	137,037
Sun Communities, Inc.	4,257	631,952
UNITE Group PLC (b)	11,681	156,735
		4,707,396

Retail REITs - 21.4%
AEON REIT Investment Corp (b)	63	86,758
Altarea SCA (b)	123	25,351
British Land Comany PLC (b)	39,879	286,880
Brookfield Property REIT, Inc.	1,685	34,357
CapitaLand Mall Trust (b)	123,700	235,487
Charter Hall Retail REIT (b)	18,327	52,597
Eurocommercial Properties NV (b)	1,959	54,576
Frasers Centrepoint Trust (b)	32,858	65,168
Frontier Real Estate Investment Corp. (b)	17	72,445
Hammerson PLC (b)	31,865	111,113
Hyprop Investments Ltd. (b)	8,666	35,385
Japan Retail Fund Investment Corp. (b)	125	264,277
Kenedix Retail REIT Corp. (b)	12	30,064
Kimco Realty Corp.	19,817	413,779
Kiwi Property Group Ltd. (b)	66,617	69,687
Klepierre SA (b)	9,258	314,407
Link REIT (b)	98,500	1,086,540
Macerich Co.	5,419	171,186
Mercialys SA (b)	1,700	22,606
Regency Centers Corp.	7,901	549,041
Scentre Group (b)	263,731	699,692
Shaftesbury PLC (b)	6,832	76,316
Simon Property Group, Inc.	11,920	1,855,348
Taubman Centers, Inc.	3,032	123,797
Unibail-Rodamco-Westfield (b)	5,766	840,575
Unibail-Rodamco-Westfield CDI (b)	8,820	63,428
Vastned Retail NV (b)	465	13,887
Vicinity Centres (b)	152,107	263,904
Weingarten Realty Investors	5,493	160,011
Wereldhave NV (b)	1,360	30,229
		8,108,891
Specialized REITs - 14.9%
American Tower Corp.	8,473	1,873,635
Big Yellow Group PLC (b)	7,148	91,315
Digital Realty Trust, Inc.	9,956	1,292,388
Equinix, Inc.	3,399	1,960,543
Iron Mountain, Inc.	13,479	436,585
		5,654,466
TOTAL REITS (Cost $34,885,931)		37,614,182

RIGHTS - 0.0%
Manulife US Real Estate Investment Trust - Rights (a)(b)(c)(d)	2,709	82
TOTAL RIGHTS (Cost $158)		82

TOTAL INVESTMENTS (Cost $34,886,089) - 99.1%		37,614,264
Other Assets in Excess of Liabilities - 0.9%		320,903
TOTAL NET ASSETS - 100.0%		$37,935,167

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer or corporation.
(c)	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of
September 30, 2019, the value of these securities was $82 or 0.0% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the discretion of members of the Valuation Committee.

Country Allocation of Portfolio Assets*
United States	66.1%
Japan	9.0%
Australia	7.1%
United Kingdom	5.4%
France	5.3%
Hong Kong	2.9%
Singapore	1.9%
Belgium	0.6%
South Africa	0.4%
Germany	0.3%
Netherlands	0.3%
Mexico	0.2%
New Zealand	0.2%
Canada	0.2%
Guernsey	0.1%

* Percentages represent market value as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at September 30, 2019 (Unaudited)
    The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair valueon a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds,closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value ("NAV") because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV.  A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing securities will be priced in accordance with the procedures adopted by the Board of Trustees (the "Board"). Short-term securities are generallyclassified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

   The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events, and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3of the fair value hierarchy.

    The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Fund uses ICE Data Services ("ICE") as a third party fair valuation vendor. ICE provides a fair value for foreignsecurities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund's NAV will reflect the affected portfolio securities' values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security's most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  Thefollowing is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$1,236,484	$2,831,267	$-	$4,067,751
Health Care REITs	3,865,920	-	-	3,865,920
Hotel & Resort REITs	884,047	-	-	884,047
Industrial REITs	2,045,035	978,263	-	3,023,298
Office REITs	5,237,973	2,064,440	-	7,302,413
Residential REITs	4,226,423	480,973	-	4,707,396
Retail REITs	3,949,831	4,159,060	-	8,108,891
Specialized REITs	5,654,466	-	-	5,654,466
Total REITs	27,100,179	10,514,003	-	37,614,182
Rights	-	-	82	82
Total Investments in Securities	$27,100,179	$10,514,003	$82	$37,614,264

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights, at Value
Balance as of June 30, 2019	-
Purchases	108
(Sales proceeds and/or rights exercised)	-
Accrued discounts/premiums, net	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(26)
Transfer in and/or (out) of Level 3	-
Balance as of September 30, 2019	$82

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*  /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date   11/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date   11/18/2019

By (Signature and Title)*   /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date   11/18/2019

* Print the name and title of each signing officer under his or her signature.